Accumulated Other Comprehensive Loss	6 Months Ended
Jun. 30, 2019
Equity [Abstract]
Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss
Changes in each component of AOCI, net of tax, are as follows during the three and six months ended June 30, 2019 and 2018:

	Currency Translation Adjustments	Hedging Activities Adjustments	Pension and Other Postretirement Benefit Liability Adjustments	Total
	(In thousands)
Balance at January 1, 2019	$(10,650)	$(6,147)	$(2,831)	$(19,628)
Other comprehensive income (loss) before reclassifications	1,532	(3,767)	—	(2,235)
Income tax effects before reclassifications	(69)	1,462	—	1,393
Currency translation AOCI	—	80	53	133
Balance at March 31, 2019	$(9,187)	$(8,372)	$(2,778)	$(20,337)
Other comprehensive income (loss) before reclassifications	(4,954)	(5,951)	—	(10,905)
Income tax effects before reclassifications	110	1,730	—	1,840
Currency translation AOCI	—	(154)	(36)	(190)
Balance at June 30, 2019	$(14,031)	$(12,747)	$(2,814)	$(29,592)

	Currency Translation Adjustments	Hedging Activities Adjustments	Pension and Other Postretirement Benefit Liability Adjustments	Total
	(In thousands)
Balance at January 1, 2018	$(554)	$(1,801)	$(2,965)	$(5,320)
Other comprehensive income (loss) before reclassifications	(6,045)	5,492	—	(553)
Income tax effects before reclassifications	10	(1,813)	—	(1,803)
Currency translation AOCI	—	518	(648)	(130)
Balance at March 31, 2018	$(6,589)	$2,396	$(3,613)	$(7,806)
Other comprehensive income (loss) before reclassifications	(6,485)	(7,866)	—	(14,351)
Income tax effects before reclassifications	(882)	2,534	—	1,652
Currency translation AOCI	—	(430)	1,398	968
Balance at June 30, 2018	$(13,956)	$(3,366)	$(2,215)	$(19,537)

For the three and six months ended June 30, 2019 and 2018, no amounts were reclassified out of AOCI and into the Condensed Consolidated Statement of Operations.